Putnam Investments
One Post Office Square
Boston, MA 02109
February 26, 2010

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549
Attention: Linda Stirling, Esq.

Re:	Putnam Income Fund (Reg. Nos. (2-11147) (811-00653)) (the “Fund”)

Dear Ms. Stirling:

We are filing today through the EDGAR system, on behalf of Putnam Income Fund, Post-Effective Amendment No. 102 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is marked to show changes in the prospectus and statement of additional information (“SAI”) of Putnam Income Fund from the corresponding documents dated February 28, 2010, filed with the U.S. Securities and Exchange Commission on December 16, 2009. Comments of the Staff of the U.S. Securities and Exchange Commission (the “Staff”) received on January 28, 2010 and Putnam’s responses are summarized below.

1. Please limit the incorporation by reference in the summary prospectus to the fund’s statutory prospectus and SAI in light of Rule 411(a) under the Securities Act.

Response: The summary prospectus has been revised to limit the incorporation by reference to the fund’s statutory prospectus and SAI.

2. In Fund summary — Fees and expenses:

a. In the “Annual fund operating expenses” table, change the “Net expenses” heading to match the heading suggested by Form N-1A (Total annual fund operating expenses after fee waiver [and/or expense reimbursement]).

b. Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares and Class M shares.

c. In the “Annual fund operating expenses” table, delete the footnote stating “Estimate of expenses attributable to the fund’s investments in other investment companies.”

d. To support disclosure of waived expenses in the table, Putnam Management’s contractual obligation to limit expenses must extend through the life of the prospectus, rather than July 31, 2010.

e. In the “Annual fund operating expenses” table, the last sentence of the footnote regarding Putnam’s contractual obligation to limit the management fee casts doubt on whether there is an appropriate basis for disclosing net expenses.

f. In the text before the “Example” table following the “Annual fund operating expenses” table, modify the fourth and fifth sentences to state “Taking into account the expense reimbursement for only year 1, your actual costs may be higher or lower.”

Responses:

a. We have removed the columns in the table disclosing the waiver of expenses.

b. We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads)….”

c. We have deleted the footnote, as requested.

d. We have removed the columns in the table disclosing the waiver of expenses.

e. We have removed the columns in the table disclosing the waiver of expenses.

f. The “Annual fund operating expenses” table no longer discloses expense reimbursements. Thus, the reference to expense reimbursements has also been removed from the text before the “Example” table.

3. In Fund summary — Investments, risks, and performance:

a. In the “Investments” section, please disclose in a parenthetical reference that below-investment grade bonds are “junk bonds”.

b. The reference to mortgage-backed investments in the “Risks” section should be supported by a reference to such investments in the “Investments” section.

Responses:

a. As requested, we have added a parenthetical reference ” in the “Investments” section indicating that below-investment grade bonds are sometimes referred to as “junk bonds.

b. As requested, we have modified the first sentence of the “Investments” section to read: “We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide….”

4. Please adopt a non-fundamental policy with respect to senior securities, and propose the addition of such a fundamental policy at the next meeting of fund shareholders.

Response: We have disclosed this non-fundamental policy with respect to senior securities in the SAI. We will propose that the Trustees recommend shareholder approval of a corresponding fundamental policy at the next meeting of fund shareholders.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel

cc: Brian D. McCabe, Esq.